CERTIFICATION OF
                         STRONG LIFE STAGE SERIES, INC.
                       on behalf of the following series:
                          Strong Conservative Portfolio
                            Strong Moderate Portfolio
                           Strong Aggressive Portfolio


STRONG LIFE STAGE SERIES, INC. (the "Registrant") does hereby certify as follows:

1. This Certification is made pursuant to Rule 497(j) of the Securities Act of 1933.

2. Reference is made to the Strong Conservative Portfolio, Moderate Portfolio, and Aggressive Portfolio's Prospectus and Statement of Additional Information each dated May 1, 2002 filed by the Registrant pursuant to Post-Effective Amendment No. 9 (File No. 333-66647; 811-9091), which was filed with the
Securities and Exchange Commission on April 29, 2002 (the "Post-Effective Amendment").

3. The Post-Effective Amendment is the most recent post-effective amendment filed by the Registrant.

4. The form of the Strong Conservative Portfolio, Moderate Portfolio, and Aggressive Portfolio's Prospectus and Statement of Additional Information that would have been filed under Rule 497(c) of the Securities Act of 1933 would not have differed from that contained in the Post-Effective Amendment.

5. The text of the Post-Effective Amendment has been filed electronically.

                                            STRONG LIFE STAGE SERIES, INC.


                                            By: /s/ Susan A. Hollister
                                                __________________________

                                              By: Susan A. Hollister
                                           Title: Vice President and
                                                  Assistant Secretary



Dated:  May 3, 2002